Business Segment and Geographic Region Information Business Segment and Geographic Region Information (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 16,311	$ 16,049	$ 13,715
Net property, plant and equipment	3,823	2,602	2,477
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	7,789	7,165	6,166
Net property, plant and equipment	1,931	1,227	1,102
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	918	815	666
Net property, plant and equipment	34	27	25
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	1,588	1,952	1,629
Net property, plant and equipment	348	247	275
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	3,997	4,092	3,532
Net property, plant and equipment	845	649	664
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	2,019	2,025	1,722
Net property, plant and equipment	$ 665	$ 452	$ 411